Disposal of Subsidiaries - Summary of Gain on Disposal of Subsidiaries (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration	$ 966,000
SPIL Cayman Holdings Limited [member]
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration	$ 4,078,844	$ 36,939,133	$ 1,331,620	$ 4,078,844
Net assets disposed of		(20,167,999)	(727,037)	(3,113,151)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control		569,284	20,522	(162,940)
Gain on disposal of		$ 17,340,418	$ 625,105	$ 802,753